SHORT-TERM DEBT	9 Months Ended
Sep. 30, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
NOTE 12 – SHORT-TERM DEBT

Short-term debt as of September 30, 2014 and December 31, 2013 consisted of:

Short-term debt	September 30, 2014	December 31, 2013
Notes payable to unrelated third party	$299,605	$75,000
Notes payable to related party	491,674	111,794
Total short-term debt	$791,279	$186,794

On July 28, 2014 one of the Company’s subsidiaries executed a promissory note for $249,000 for the purchase of real estate (also see note 7). The note matures on January 30, 2015 and bears 12.0% interest annually. The interest is payable monthly starting August 1, 2014 with a final, sixth payment on January 1, 2015. In the event of a default, as defined, the interest rate increases to 18% and the note can be accelerated. The December 31, 2013 balance of the $75,000 note payable to an unrelated third party was paid in full during nine months of 2014. The notes payable to related parties bear no interest.

The short term loan represents the outstanding balance in the amount of $50,605 of the financing in the amount of $137,160 for the Directors’ & Officers’ (D&O) liability insurance and $22,160 for product liability insurance. The financing of D&O insurance bears 4.25% interest and is payable in monthly payments of $15,511 for nine months with the first payment due on March 5, 2014 and the last payment due on November 5, 2014. The financing of product liability insurance bears 5.99% interest and is payable in monthly payments of $2,524 for nine months with the first payment due on September 5, 2014 and the last payment due on May 5, 2015.